Financial Instruments - Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis (Details) $ in Thousands	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	$ 206,442	$ 339,435	$ 254,020	$ 243,173
Vessels held for sale (note 15a)	28,482	33,671
Long-term debt	(1,900,222)	(1,797,992)
Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Advances to equity-accounted joint ventures (note 7)	127,226	131,685
Carrying Amount Asset (Liability) | Level 1 | Public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(371,956)	(376,581)
Carrying Amount Asset (Liability) | Level 1 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	206,442	339,435
Carrying Amount Asset (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Obligations related to capital leases (note 5a)	(1,312,988)	(1,011,549)
Carrying Amount Asset (Liability) | Level 2 | Non-public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(1,528,266)	(1,421,411)
Carrying Amount Asset (Liability) | Level 2 | Recurring | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	7,953	878
Interest rate swap agreements – liabilities	(32,704)	(73,984)
Carrying Amount Asset (Liability) | Level 2 | Recurring | Cross-currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross-currency swap agreements – assets	9,682	3,758
Cross-currency swap agreements – liabilities	(10,185)	(54,217)
Carrying Amount Asset (Liability) | Level 2 | Nonrecurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels held for sale (note 15a)	28,482	16,671
Carrying Amount Asset (Liability) | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in accounts receivable and other assets (ii)	693	3,476
Carrying Amount Asset (Liability) | Level 3 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other derivative	2,160	1,648
Fair Value Asset (Liability) | Level 1 | Public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(382,900)	(384,820)
Fair Value Asset (Liability) | Level 1 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	206,442	339,435
Fair Value Asset (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Obligations related to capital leases (note 5a)	(1,263,924)	(1,001,588)
Fair Value Asset (Liability) | Level 2 | Non-public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(1,517,406)	(1,391,524)
Fair Value Asset (Liability) | Level 2 | Recurring | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	7,953	878
Interest rate swap agreements – liabilities	(32,704)	(73,984)
Fair Value Asset (Liability) | Level 2 | Recurring | Cross-currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross-currency swap agreements – assets	9,682	3,758
Cross-currency swap agreements – liabilities	(10,185)	(54,217)
Fair Value Asset (Liability) | Level 2 | Nonrecurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessels held for sale (note 15a)	28,482	16,671
Fair Value Asset (Liability) | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in accounts receivable and other assets (ii)	689	3,459
Fair Value Asset (Liability) | Level 3 | Shipbuilding supervision and crew training services | Shell
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in accounts receivable and other assets (ii)	700	3,500
Fair Value Asset (Liability) | Level 3 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other derivative	$ 2,160	$ 1,648
Measurement Input, Discount Rate | Shipbuilding supervision and crew training services | Shell
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Receivable measurement input	0.080